T. Rowe Price Investment Kit
Everything you need
to invest is enclosed...

Spectrum
Income Fund

This fund offers you:

o    A diversified approach to fixed-income investing

o    Competitive yields

o    Liquidity

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T. Rowe Price
Spectrum Income Fund (RPSIX)

Fund Overview

Goals and general investment strategy

The Spectrum Income Fund seeks to provide regular income and portfolio diversification by investing in a preselected group of up to nine different T. Rowe Price income-producing funds. This makes it a good choice for investors who would rather not pick individual bonds or bond funds, but prefer diversification and professional management in one easy step.

The fund manager can choose from a selection of seven bond funds, one money market fund, and a fund that invests primarily in stocks that pay high dividends.

--------------------------------------------------------------------------------
        Lower                       Moderate                        Higher
                                  Risk/Reward
--------------------------------------------------------------------------------
        Money Markets             Bonds         Blended Asset       Stocks


                Lower           Moderate             Higher
--------------------------------------------------------------------------------
                              Risk/Reward
                                 Bonds

                                 Spectrum Income Fund

--------------------------------------------------------------------------------

The above chart shows that the Spectrum Income Fund represents a moderate risk/reward profile within the bond fund category.

Benefits of investing in the fund

The Spectrum Income Fund offers a highly diversified approach to income investing. This can help reduce risk, since poor performance in one of the fund's investments can be offset by better performance in other investments. For example, foreign bonds may perform well during periods when U.S. bonds lag. The fund's underlying investments should provide a high level of current income and attractive long-term return potential with moderate risk. Since it offers such effective diversification, the Spectrum Income Fund can serve as a core holding for the bond portion of your portfolio.

The fund also has a high degree of liquidity, so your investment is readily accessible through checkwriting1 and other convenient account services.

What the fund invests in

Spectrum Income is a "fund of funds" that can invest in up to nine designated T. Rowe Price funds, including shorter-term funds to help provide stability, higher-risk funds to improve growth potential, and international funds to provide further diversification. These funds are listed below, along with the percentage of Spectrum Income's assets that can be invested in each:

--------------------------------------------------------------------------------
New Income Fund                                                15-30%

High Yield Fund                                                10-25%

Equity Income Fund                                             10-25%

GNMA Fund                                                       5-20%

International Bond Fund                                         5-20%

Short-Term Bond Fund                                            0-15%

U.S. Treasury Long-Term Fund                                    0-15%

Emerging Markets Bond Fund                                      0-10%

Summit Cash Reserves Fund                                       0-25%
--------------------------------------------------------------------------------

These funds offer a wide range of investment opportunities. Summit Cash Reserves and Short-Term Bond present lower risk/reward profiles since they invest in shorter-term securities. New Income and GNMA have moderate risk/reward profiles since they invest in intermediate-term securities. Equity Income invests in stocks that pay dividends to help buffer any decline in stock prices, giving it a moderate risk/reward profile. Emerging Markets Bond and International Bond have a high risk/reward profile since both invest in foreign bonds. High Yield and U.S. Treasury Long-Term also offer a high risk/reward profile.

Risks of investing in the fund

Like all fixed-income funds, Spectrum Income is subject to interest rate risk. When interest rates rise, the share prices of the funds Spectrum Income holds are likely to decline. There is also a credit risk associated with the fund. If a bond in one of the funds that Spectrum Income holds has its credit rating downgraded or defaults on its payments, that fund's income level and share price could decline, which would impact Spectrum Income. The fund is also subject to the risk of international investing, to the extent it invests in funds with exposure overseas.


The fund's current yield

The fund's 30-day standardized yield as of 1/31/02 was 5.39%.2

Note: The fund's yield will vary.


How $10,000 would have grown over time

A $10,000 investment in the fund 10 years ago would have grown to $20,566 by 12/31/01, versus $19,547 for the fund's competitors in the Lipper General Bond Funds Average over the same period. Of course, past performance cannot guarantee future results.

                                               Lipper
                Spectrum                 General Bond
                  Income                Funds Average
12/91             10,000                     10,000
12/92             10,784                     10,822
12/93             12,117                     12,230
12/94             11,882                     11,830
12/95             14,189                     13,974
12/96             15,273                     14,871
12/97             17,134                     16,355
12/98             18,260                     17,459
12/99             18,307                     17,597
12/00             19,663                     18,597
12/01             20,566                     19,547


4.59%, 6.13%, and 7.48% are the fund's average annual total returns for the 1-, 5-, and 10-year periods ended 12/31/01, respectively. For updated performance information, please visit our Web site or contact a T. Rowe Price representative. Fund performance shown is as of the most recent calendar quarter at the time of printing. Figures include changes in principal value, reinvested dividends, and capital gain distributions. Investment return and principal value will vary, and shares may be worth more or less at redemption than at original purchase.

Source for Lipper data: Lipper Inc.


How the fund seeks to reduce risk

Spectrum Income's broad diversification helps reduce the fund's risk by spreading its investments across a variety of assets. To protect against the effects of rising interest rates, Spectrum Income's Advisory Committee can raise the fund's investment in underlying funds that are less interest rate sensitive. To help reduce the risk of credit downgrades in Spectrum Income's underlying funds, T. Rowe Price has an experienced team of analysts who perform extensive research. In addition, the managers of the underlying funds help control risk by performing extensive research on the creditworthiness of each bond they consider purchasing.


Portfolio Characteristics

This table lists important characteristics of the fund as of 12/31/01.


Major Characteristics as of 12/31/01
--------------------------------------------------------------------------------

Weighted Average Maturity                                  8.19 years

Weighted Average Effective Duration3                       5.41 years

Weighted Average Quality4                                         AA-
--------------------------------------------------------------------------------


1 $500 minimum.

2 The 30-day standardized yield is computed under an SEC standardized formula and reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity).

3 Duration is a measure of a bond fund's sensitivity to interest rates. For example, a fund with a duration of five years will rise about 5% in price in response to a one-percentage-point decline in rates and fall 5% in response to a one-percentage-point increase in rates.

4 Based on T. Rowe Price research.


Fund Overview
--------------------------------------------------------------------------------

Independent Rating

                          Overall Morningstar RatingTM
                                      ****

The Spectrum Income Fund received an Overall Morningstar RatingTM of four stars for its risk-adjusted performance.

The fund was rated among 1,848; 1,392; and 448 taxable bond funds for the 3-, 5-, and 10-year periods ended 1/31/02, respectively.*


Spectrum Income named one of "Best Bond Funds"

Spectrum Income was included on a list of Best Bond Funds in Mutual Funds magazine's January 2002 issue.**

Mutual Funds noted that "In this corner of the market, trusting your manager is all-important."


 * For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM metric each month by subtracting the return on a 90-day U.S. Treasury bill from the fund's load-adjusted return for the same period and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar RatingTM metrics. Each fund is rated exclusively against U.S.-domiciled taxable bond funds. The Spectrum Income Fund received 3, 3, and 4 stars for the 3-, 5-, and 10-year periods, respectively. Past performance cannot guarantee future results.

** The fund was included in a listing of multi-sector bond funds selected by the staff of Mutual Funds magazine.


Spectrum Income Fund
--------------------------------------------------------------------------------

How to invest in the fund

You can invest in the T. Rowe Price Spectrum Income Fund with just a few simple steps:

1. Review the fund profile that follows. It contains key information, including fees, expenses, and risks, to help you make an informed investment decision.

2. Complete the New Account Form, and return it in the postpaid envelope we've provided along with your check for a minimum of $2,500. You can also invest through Automatic Asset Builder for an initial investment of $50.

If you prefer, you can open an account online by visiting our Web site.

If you would like a prospectus before investing, please call us or visit our Web site to request or download one; otherwise, you will receive one with your account confirmation.

Please contact us for an application if you want to open an IRA account.


Call 1-800-341-5595
or go to our Web site at www.troweprice.com.


T. Rowe Price Investment Services, Inc., Distributor.



Fund Profile
--------------------------------------------------------------------------------

T. Rowe Price
Spectrum Funds

Three broadly diversified growth, income, and international funds that invest in other T. Rowe Price funds.

     This profile summarizes key information about the funds that is included in the funds' prospectus. The funds' prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in the funds that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-341-5595, or by visiting our Web site at www.troweprice.com.

1.   What is each fund's objective?

     Spectrum Income Fund seeks a high level of current income with moderate share price fluctuation.

     Spectrum Growth Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective.

     Spectrum International Fund seeks long-term capital appreciation.

2.   What is each fund's principal investment strategy?

     Each fund can diversify its assets widely among a set of T. Rowe Price mutual funds representing specific market segments. Each Spectrum Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments.

     Spectrum Income Fund may invest in domestic and international bond funds, a money market fund, and an income-oriented stock fund.

     Spectrum Growth Fund may invest in domestic and international equity funds and a money market fund.

     Spectrum International Fund may invest in developed and emerging market equity funds, international bond funds, and a money market fund.

     Within the ranges shown in the next table, managers decide how much of each fund's assets to allocate to underlying fund investments based on their outlook for, and on the relative valuations of, the underlying funds and the various markets in which they invest.

     Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


Table 1  Asset Allocation Ranges for Underlying Funds
--------------------------------------------------------------------------------

Spectrum       Investment   Spectrum   Investment  Spectrum         Investment
Income         Range        Growth     Range       International    Range
Fund                        Fund                   Fund
--------------------------------------------------------------------------------

Emerging                                           Emerging
Markets                    Blue Chip               Europe &
Bond               0-10%   Growth           5-20%  Mediterranean    0-15%

                                                   Emerging
Equity                     Equity                  Markets
Income             10-25   Income       7.5-22.5   Bond             0-15

                                                   Emerging
                           Growth &                Markets
GNMA                5-20   Income       7.5-22.5   Stock            0-20

                                                   European
High Yield         10-25   Growth Stock     5-20   Stock            0-30

International              International           International
Bond                5-20   Stock           10-25   Bond             0-20

                           Mid-Cap                 International
New Income         15-30   Value            0-15   Discovery        0-20

Short-Term                                         International
Bond                0-15   New Era          0-15   Stock           35-65


Summit Cash
Reserves            0-25   New Horizons    10-25   Japan            0-30

U.S. Treasury              Summit Cash             Latin
Long-Term           0-15   Reserves         0-25   America          0-15

                                                   New Asia         0-20

                                                   Summit Cash
                                                   Reserves         0-25
--------------------------------------------------------------------------------

     Further information about the funds' investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-341-5595.

3.   What are the main risks of investing in the funds?

     Each Spectrum Fund's broad diversification is designed to cushion severe losses in any one investment sector and moderate the fund's overall price swings. However, the funds' share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. Spectrum Income should experience lower price volatility than the equity-focused funds, Spectrum Growth and Spectrum International. Each fund carries some particular risk considerations:

     Spectrum Income

     This fund's share price will typically move in the opposite direction of U.S. interest rates, so a rise in rates, or interest rate risk, represents the most important source of risk. There is also exposure to credit risk: corporate bond holdings in the underlying funds may have their credit ratings downgraded or they may default. Such events could reduce the fund's share price and income level. Credit risk for the fund increases to the extent it invests in high-yield ("junk") bonds, primarily through the High Yield Fund. The fund is exposed to the risks of international investing to the extent it invests overseas, primarily through the International Bond Fund. For example, weakening foreign currencies versus the U.S. dollar would typically reduce returns from bonds denominated in other currencies. In addition, emerging market bonds are subject to the special political and economic risks of these newly industrialized countries. To the extent that Spectrum Income invests in stocks through the Equity Income Fund, its share price would be hurt by stock market declines.

     Spectrum Growth

     As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for a particular underlying fund or the industries or companies in which they invest may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of the potential growth of underlying funds held by the fund may prove incorrect, resulting in losses or poor performance even in a rising market.

     In addition to the general stock market risks assumed by the funds held in this portfolio, certain underlying holdings carry additional risks. The fund's investments in small companies, primarily through the New Horizons Fund, may experience greater price swings than its investments in funds holding larger stocks. To the extent the fund invests in foreign securities, primarily through the International Stock Fund, it is also subject to the risk that it may lose value due to declining foreign currencies or adverse political or economic events overseas.

o Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

     Spectrum International

     This fund is subject to the general stock and bond market risks noted previously. Because it can only invest up to 35% of assets in foreign bond funds, its performance will primarily be influenced by stock fund risks. Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. These risks include fluctuations in foreign exchange rates that can significantly increase or decrease the dollar value of a foreign investment, boosting or offsetting its local market return. For example, weakening foreign currencies versus the U.S. dollar would typically lower returns for U.S. investors. Investing in foreign markets may also involve higher costs and lower liquidity. Government interference in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the fund.

     To the extent that the fund has investments in emerging market countries, primarily through the Emerging Markets Stock, Latin America, or New Asia Funds, it will be more subject to abrupt and severe price declines. Many of the economic and political structures of these countries do not compare favorably with the U.S. in terms of wealth and stability, and their financial markets lack liquidity. Therefore, investments in these countries are much riskier than investments in mature markets.

     As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

o Each fund's share price may decline, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4.   How can I tell which fund is most appropriate for me?

     Consider your investment goals, your time horizon for achieving them, and your tolerance for risk.

     If you would like a one-stop approach to broad diversification and can accept the possibility of moderate share price declines in an effort to achieve relatively high income, Spectrum Income Fund could be an appropriate part of your overall investment strategy.

     If you would like a one-stop approach to broad diversification and can accept the possibility of share price declines in an effort to achieve long-term capital appreciation and some current income, Spectrum Growth Fund could be an appropriate part of your overall investment strategy.

     If you would like a one-stop approach to broad international diversification and can accept the possibility of significant share price declines in an effort to achieve long-term capital appreciation, Spectrum International Fund could be an appropriate part of your overall investment strategy.

     The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

     Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

5.   How has each fund performed in the past?

     The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

     The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the charts.


Spectrum Income Fund
Calendar Year Returns

                                                                SPI
--------------------------------------------------------------------------------

'92                                                            7.84

'93                                                           12.36

'94                                                           -1.94

'95                                                           19.41

'96                                                            7.64

'97                                                           12.18

'98                                                            6.57

'99                                                            0.26

'00                                                            7.40

'01                                                            4.59
--------------------------------------------------------------------------------

                                             Quarter Ended         Total Return
--------------------------------------------------------------------------------

Best Quarter                                       3/31/95                 6.56%

Worst Quarter                                      3/31/94               -2.63%
--------------------------------------------------------------------------------


Spectrum Growth Fund
Calendar Year Returns

                                                                SGF
--------------------------------------------------------------------------------

'92                                                            7.24

'93                                                           20.98

'94                                                            1.40

'95                                                           29.96

'96                                                           20.53

'97                                                           17.40

'98                                                           13.62

'99                                                            21.2

'00                                                           -0.11

'01                                                           -7.63
--------------------------------------------------------------------------------

                                             Quarter Ended         Total Return
--------------------------------------------------------------------------------

  Best Quarter                                    12/31/98                18.61%

  Worst Quarter                                    9/30/01              -15.43%
--------------------------------------------------------------------------------

Spectrum International Fund
Calendar Year Returns

                                                                  SIF

'97                                                              2.42

'98                                                             12.28

'99                                                             39.49

'00                                                            -14.71

'01                                                            -19.71
--------------------------------------------------------------------------------

                                             Quarter Ended         Total Return
--------------------------------------------------------------------------------

Best Quarter                                      12/31/99                25.04%

Worst Quarter                                      9/30/01              -15.53%
--------------------------------------------------------------------------------


Table 2  Average Annual Total Returns
--------------------------------------------------------------------------------

                                      Periods ended 12/31/2001

                                                    Shorter of
                                                      10 years
                                                      or since       Inception
                        1 year         5 years       inception            date
--------------------------------------------------------------------------------

Spectrum
Income Fund               4.59%           6.13%           7.48%        6/29/90

Lehman Brothers
U.S. Aggregate
Index                     8.44            7.43            7.23

Lipper
General Bond
Funds Average             5.52            5.57            6.87

Spectrum
Growth Fund              -7.63            8.33           11.88         6/29/90

S&P 500
Stock Index             -11.89           10.70           12.94

Lipper Multi-Cap
Core Fund Index         -10.76            9.32           11.71

Spectrum
International
Fund                    -19.71            1.90            1.90        12/31/96

Combined Index
(90% MSCI EAFE/
10% J.P. Morgan
Non-U.S.
Dollar Government
Bond Index)             -19.47            1.19            1.19

Lipper
International
Funds Average           -21.71            1.94            1.94
--------------------------------------------------------------------------------

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Lehman indices do not reflect the deduction of any fees or expenses.


6.   What fees or expenses will I pay?

     The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides a range of average weighted expense ratios for each fund. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.

Table 3  Range of Average Weighted Expense Ratios
as of December 31, 2000
--------------------------------------------------------------------------------

Spectrum Income              Spectrum Growth            Spectrum International

0.63% to 0.84%                0.70% to 0.87%                0.75% to 1.27%
--------------------------------------------------------------------------------

Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the midpoints of the ranges to show the expenses you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

--------------------------------------------------------------------------------
Fund                    1 year         3 years         5 years        10 years
--------------------------------------------------------------------------------

Spectrum
Income                   $  76           $ 237           $ 411           $ 918

Spectrum
Growth                      81             252             439             978

Spectrum
International              103             322             558           1,236
--------------------------------------------------------------------------------

7.   Who manages the funds?

     Spectrum Income and Spectrum Growth Funds

     The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

     Edmund M. Notzon manages the funds day to day and has been chairman of their Investment Advisory Committee since 1998. He has been managing investments since joining T. Rowe Price in 1989.

     Spectrum International Fund

     T. Rowe Price International is responsible for the selection and manage-ment of the fund's portfolio investments. The company, a wholly owned subsidiary of T. Rowe Price Associates, is the successor to Rowe Price-Fleming International ("Price-Fleming"), a joint venture established in 1979 between T. Rowe Price Associates and Robert Fleming Holdings ("Flemings"). In 2000, T. Rowe Price became the sole owner of Rowe Price-Fleming and renamed the company T. Rowe Price International. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.

     John R. Ford manages the fund day to day and has been chairman of its Investment Advisory Committee since 1996. He joined T. Rowe Price International in 1982 and has been a portfolio manager since 1984.

     To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan's toll-free number for additional information. Also note that this profile may include funds not available through your plan.

8.   How can I purchase shares?

     Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

9.   How can I sell shares?

     You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access(registered trademark) or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

10.  When will I receive income and capital gain distributions?

     Spectrum Income distributes income monthly and net capital gains, if any, at year-end. Spectrum Growth and Spectrum International distribute income and net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

11.  What services are available?

     A wide range, including but not limited to:

     o    retirement plans for individuals and large and small businesses;

     o automated information and transaction services by telephone or computer;

     o    electronic transfers between fund and bank accounts;

     o    automatic investing and automatic exchange;

     o    brokerage services; and

     o    asset manager accounts.


Spectrum Income Fund
--------------------------------------------------------------------------------

                     Invest with confidence - discover the

                            T. Rowe Price advantage

  As a T. Rowe Price shareholder, you'll enjoy all these special benefits:

100% no-load investing: You pay
no sales charges to invest and no
12b-1 marketing fees.

Tax-deferred retirement options:
We offer the Traditional and Roth
IRAs, Keoghs, SIMPLE and SEP plans,
401(k) and 403(b) plans, and variable
annuities.

Tax-advantaged investing for
children: Open a Uniform Gifts
to Minors Act (UGMA) account
or Uniform Transfers to Minors
Act (UTMA) account from any
T. Rowe Price mutual fund.

Consolidated statements: Monitor
all of your T. Rowe Price mutual
fund accounts on one statement.

Brokerage services: Save up
to 65% on commissions charged by
full-service brokers.*

Advisory services: Investment
guidance from programs such as
the T. Rowe Price(registered trademark) Retirement Income
Manager and T. Rowe Price Investment
Checkup(registered trademark).**

College savings: Get tax-advantaged
savings options with 529 plans and
Education Savings Accounts.

Telephone representatives: Highly
trained representatives will assist you
with all account and investment
inquiries.

Tele*Access(registered trademark)/Internet access:
Monitor prices, yields, and total
return; check account balances;
and conduct transactions by tele
- phone or computer 24 hours.

Telephone transactions: One
telephone call is all it takes to
make an exchange or redemption.

Certificates of deposit: Regular
and IRA CDs available at com-
petitive rates through T. Rowe
Price Savings Bank.***

Automatic Asset Builder: Make
regular investments for as little
as $50 a month.

* Based on a July 2001 survey for representative-assisted stock trades, using a trade for 500 shares at $30 per share. Commission rates will vary based on size and nature of trades. Services vary by firm. Subject to a $35 minimum commission. T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., member NASD/SIPC.

** Advisory services offered by T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There may be fees associated with these services.

*** T. Rowe Price Savings Bank is a member of the FDIC and offers CD products. Other T. Rowe Price affiliates, including T. Rowe Price Investment Services, Inc., are separate entities. While the Savings Bank's CDs are FDIC-insured, all other products offered by T. Rowe Price affiliates are not FDIC-insured and are not a deposit of or guaranteed by the Savings Bank. Such products are subject to investment risk, including possible loss of the principal amount invested.


T. Rowe Price Investment Kit
--------------------------------------------------------------------------------

Spectrum
Income Fund



To open an account
  Investor Services
  1-800-341-5595

For fund information
  and account transactions
  on the Internet
  www.troweprice.com

T. Rowe Price Invest with Confidence (registered trademark)
T. Rowe Price

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc., Distributor.               2/02



T. Rowe Price Spectrum Funds
Spectrum Income
Spectrum Growth
Spectrum International

Supplement to profile dated January 1, 2002

The answer to the question "How has each fund performed in the past?" and Table 2 are replaced with the following:

How has each fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the share-holder may influence returns. Actual after-tax returns depend on each investor's situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund's other returns because the loss generates a tax benefit that is factored into the result.

Table  2 Average Annual Total Returns

Periods ended December 31, 2001
--------------------------------------------------------------------------------

                                                      Shorter of
                                                     10 years or     inception
                        1 year         5 years   since inception          date
--------------------------------------------------------------------------------

Spectrum
Income Fund

Returns
before taxes              4.59%           6.13%           7.48%        6/29/90

Returns after
taxes on
distributions             2.46            3.43            4.62

Returns after
taxes on
distributions
and sale of
fund shares               2.82            3.63            4.65

Lehman Brothers
U.S.Aggregate
Index                     8.44            7.43            7.23 '

Lipper General
Bond Funds
Average                   5.52            5.57            6.87

Spectrum Growth
Fund Returns
before taxes             -7.63            8.33           11.88         6/29/90

Returns after
taxes on
distributions            -8.48            5.97            9.41

Returns after
taxes on
distributions
and sale of
fund shares              -4.39            6.35            9.14

S&P 500
Stock Index             -11.89           10.70           12.94

Lipper Multi-Cap
Core Fund Index         -10.76            9.32           11.71

Spectrum
International
Fund Returns
before taxes            -19.71            1.90            1.90        12/31/96

Returns after
taxes on
distributions           -20.73            0.03            0.03

Returns after
taxes on
distributions
and sale of
fund shares             -11.74            1.19            1.19

Combined Index
(90%MSCI EAFE/
10%J.P.Morgan
Non-U.S.Dollar
Government Bond
Index)                  -19.47            1.19            1.19

Lipper
International
Funds Average           -21.71            1.94            1.94
--------------------------------------------------------------------------------

Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. The Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated sing the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period end,and,therefore,are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses,which are deducted from fund returns,or taxes.

Lehman indices do not reflect the deduction of any fees or expenses.


The date of the above supplement is January 1,2002.

1/1/02